Nature of Operations	12 Months Ended
Dec. 31, 2022
Nature of Operations [Abstract]
NATURE OF OPERATIONS

NOTE 1: NATURE OF OPERATIONS

INX Limited (the “Company” or “INX”), a company incorporated on November 17, 2017, with registered office at 57/63 Line Wall Road, Gibraltar.

The Company and its subsidiaries are engaged in the operation and ongoing development of integrated and regulated solutions for trading of blockchain assets on a digital asset and security token trading platform, and providing other services and products related to the trading of blockchain assets. The INX.One trading platform is designed to help customers automate and coordinate front-office trading functions, middle-office risk management and reporting functions, as well as operations and accounting functions. The Company charges fees at a transaction level. The transaction fee is calculated based on volume and the value of the transaction. The transaction fee is collected from customers at the time the transaction is executed.

INX also completed a SEC registered initial public offering of the INX Token. The offering of the INX Token was registered under the United States Securities Act of 1933 and, in such registration, the INX Token is deemed to be an “equity security” under relevant SEC rules and regulations.

The Company operates in the following reportable segments:

●	Digital assets segment - offers integrated, regulated solution for trading blockchain assets that includes a digital asset and security token trading platform, and other services and products related to the trading of digital assets.

●	Brokerage segment - facilitates financial transactions between financial institutions and offers a full range of brokerage services to banks worldwide.

The consolidated financial statements of the Company as of December 31, 2022 and 2021 and for each of the three years in the period ended December 31, 2022, were authorized for issuance in accordance with a resolution of the board of directors on April 27, 2023.

INX Token

As part of the Company’s blockchain ecosystem, INX created the INX Token (the “INX Token”), and on August 20, 2020, the U.S Securities and Exchange Commission (the “SEC”) acknowledged the effectiveness of the F-1 Registration Statement that was filed by INX with the SEC and declared the effectiveness of the initial public offering of INX Tokens (“The INX Token Offering” or “the Offering”) pursuant to which INX offered up to 130 million INX Tokens at a price of $0.90 per INX Token.

The INX Token was offered to the public on August 24, 2020, and closed on April 22, 2021, when the Offering was completed.

In July 2021, INX listed the INX Token for trading on the trading platform for “digital securities,” i.e., digital assets that constitute securities under the applicable law, operated through INX’s subsidiary, INX Securities, LLC (formerly the “INX Securities Trading Platform”, rebranded in 2022 as INX.One).

INX has not allocated for issuance and does not intend to issue 35 million of the 200 million INX Tokens that have been created. In addition, INX reserves an additional 20% of INX Tokens received as payment of transaction fees, as long as the total amount of INX Tokens reserved does not exceed 35 million plus 50% of the number of INX Tokens sold by INX to the public pursuant to the Offering and subsequent offerings of INX Tokens (excluding re-issuances of reacquired INX Tokens), up to a maximum of 100 million INX Tokens. INX does not intend to issue these reserved INX Tokens for general fundraising purposes; these INX Tokens may be issued to fund acquisitions, address regulatory requirements or fund the operations of INX if the Board of Directors of INX determines that INX has net cash balances sufficient to fund less than nine months of its operations. INX intends to restrict issuances of the reserved INX Tokens to these or similar extraordinary situations to limit dilution to INX Token holders. As of December 31, 2022, the Company held approximately 67.5 million INX Tokens in reserve.

Following an amendment to the INX Token rights which was approved by the Board of Directors of the Company on May 17, 2019 (the “Token Rights Amendment”), the holders of INX Tokens (other than INX) are entitled to receive a pro rata distribution of 40% of INX’s net cash flow from operating activities, excluding any cash proceeds from an initial sale by INX of an INX Token (the “Adjusted Operating Cash Flow”). The distribution is based on INX’s cumulative Adjusted Operating Cash Flow, net of cash flows which have already formed a basis for a prior distribution, calculated as of December 31 of each year. The distribution is to be paid to parties (other than INX) holding INX Tokens as of March 31 of the following year on April 30th, commencing with the first distribution to be paid, if at all. As of December 31, 2022, the INX cumulative adjusted operating cash flow activity was negative, and therefore no distribution is expected on April 30, 2023.

Holders of INX Tokens are also entitled to, at a minimum, a 10% discount on the payment of transaction fees on the INX.One Trading Platform.

Securities Exchange Agreement

On March 31, 2021, the Company entered into a definitive securities exchange agreement (the “Original Securities Exchange Agreement”) with The INX Digital Company, Inc. (formerly - Valdy Investments Ltd.) (“Valdy”), a company incorporated under the provincial Business Corporations Act (British Columbia) and the securityholders of INX (the “INX Securityholders”), whereby Valdy, subject to the completion, acquired all issued and outstanding securities of INX (the “Transaction”). The Original Securities Exchange Agreement was amended by Valdy, INX, PI Financial Corp. and Eight Capital entering into an Amendment to the Securities Exchange Agreement dated as of July 23, 2021 (the “Amendment”), and together with the Original Securities Exchange Agreement, (the “Amended Agreement”), among other things, extended the deadline for completion of the Transaction to January 24, 2022, subject to possible earlier termination. Subsequently, Valdy, INX, the INX Securityholders, PI Financial Corp. and Eight Capital entered into an Amended and Restated Securities Exchange Agreement dated as of November 3, 2021 (the “Amended and Restated Securities Exchange Agreement”) which replaced and superseded the Amended Agreement.

On January 10, 2022, Valdy completed the Transaction with INX, whereby INX became a wholly owned subsidiary of Valdy, (the “Parent Company”). The Transaction resulted in a reverse takeover transaction whereby current shareholders of INX (pre-transaction) became majority shareholders of the Parent Company. The combined entities (the “Resulting Issuer”) continues the business.

On December 31, 2021, the Parent Company received conditional approval from the Neo Exchange Inc. (“Neo Exchange”) to list the combined entity (the “Resulting Issuer”) shares. Also, on January 24, 2022, the Parent Company’s shares started to trade on the NEO Exchange.

Organizational Structure

The Company also operates through the following wholly owned subsidiaries:

●	INX Digital, Inc. (“INXD”), a Delaware corporation, is registered in 43 US states plus Washington D.C. and Puerto Rico as a money transmitter to operate a trading platform for digital assets. INXD launched a digital assets trading platform on April 29, 2021, which was developed by INX and is operated by INXD. Select digital assets are supported for trading on the INXD platform, such as (identified by symbol): AAVE, AVAX, BTC, COMP, CRV, ETH, FTM, GYEN, LINK, LTC, MANA, MATIC, SAND, UNI, USDC, ZEC, ZUSD.

●	INX Securities, LLC (Previously named: Openfinance Securities, LLC) (“INXS”), a Pennsylvania limited liability company. INXS is recognized in the US as a SEC registered Broker Dealer and is an SEC registered Alternative Trading System (“ATS”). INXS was purchased by INX on May 10, 2021 as part of the Asset Purchase Agreement with Openfinance Holdings, Inc. and certain subsidiaries of Openfinance Holdings, Inc., dated January 12, 2021. After closing on the acquisition, the company’s name was changed from Openfinance Securities, LLC to INX Securities, LLC.

●	I.L.S. Brokers Ltd. (“ILSB”), a company incorporated under the laws of the State of Israel, was purchased by INX, pursuant to the share purchase agreement between INX and the shareholders of ILSB, dated June 9, 2021, for the purchase of all of the issued outstanding shares of ILSB. ILSB is a multinational brokerage house, established in 2001, that facilitates financial transactions between banks and offers a full range of brokerage services to several leading banks worldwide. ILSB’s main field of operation is foreign exchange and interest rate derivatives services. ILSB’s activities are regulated by the Israeli Capital Market Authority, Insurance and Savings and are registered with the U.S. National Futures Association (“NFA”) (authorized by the U.S. Commodity Futures Trading Commission (“CFTC”)). ILSB holds the following license: Provider of Financial Services in Israel and an introducing broker (IB) license from NFA (CFTC) in the US.

●	Midgard Technologies Ltd. (“Midgard”) is a company incorporated under the laws of the State of Israel. Midgard had served as the research and development arm of INX since November 1, 2020 and was acquired on April 1, 2021. Midgard provides software development services for the group and holds the related intellectual property.

●	INX Transfer Agent LLC (previously named TokenSoft LLC) (“INX Transfer Agent”), a Delaware limited liability company. INX Transfer Agent is a transfer agent registered with the SEC and was acquired by INX pursuant to a purchase agreement dated December 28, 2021 for a nominal consideration.

●	INX Solutions Limited, incorporated by INX in Gibraltar as a private company limited by shares. INX Solutions Limited provides liquidity and risk management services, it commenced operations during the second quarter of 2022.

The following subsidiaries are currently dormant:

●	INX Digital Assets UK Limited (Previously named: ILSB UK Limited) (“INX UK”), a company incorporated under the laws of England and Wales. INX acquired all issued and outstanding shares of INX UK on July 13, 2021, from Mr. James Crossley, former board member of INX, in consideration for an inconsequential amount of cash.

●	INX EU Ltd. (“INX EU”), a company incorporated under the laws of Cyprus.

●	INX Services, Inc., a Delaware corporation.

Assessment of going concern

These consolidated financial statements have been prepared on a going concern basis, which contemplates that the Company will continue in operation for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business. As of December 31, 2022, the Company had an accumulated deficit of $36,568. During the year ended December 31, 2022, the Company incurred an operating loss of $14,701 and negative cash flow from operating activities of $22,305. Based on the Company’s existing cash funds and the working capital in the amount of $27,200 as of December 31, 2022 (excluding assets held in the Reserve Fund and the INX Token liability), and management’s projections of the operating results for the next twelve months, management concluded that the Company has sufficient funds to continue its operations and meet its obligations for a period of at least twelve months from the date the financial statements were authorized for issuance.